FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /     /    (a)
         or fiscal year ending:             12/31/02 (b)

Is this a transition report? (Y/N)    N
                                    --------

Is this an amendment to a previous filing?  (Y/N)       N
                                                     --------

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Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.       Registrant Name:  Midland National Life Separate Account C

         B.       File Number:              811-07772

         C.       Telephone Number: (605) 335-5880

2.       A.       Street:                   One Midland Plaza

         B.       City:    Sioux Falls               C.       State:   SD       D.      Zip Code:  57193     Zip Ext:

         E.       Foreign Country:                            Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?  (Y/N)            ______N______


4.       Is this the last filing on this form by Registrant?  (Y/N)             ______N______

5.       Is Registrant a small business investment company (SBIC)?  (Y/N)       ______N______

         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)                    ______Y______

        [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.       Is Registrant a series or multiple portfolio company?  (Y/N)               N
                                                                                ---------------------------
                  [If answer is "N" (No), go to item 8.]
         B.       How many separate series or portfolios did Registrant have at the end of the period?  _____



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For period ending      12/31/02
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File number 811- 07772
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UNIT INVESTMENT TRUSTS

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111.     A.       [/ ]     Depositor Name:
                                            --------------------------------------------------------------
         B.       [/ ]     File Number (If any):
                                                  -----------------------------------------------------------------
         C.       [/ ]     City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/ ]     Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

111.     A.       [/ ]     Depositor Name:
                                            --------------------------------------------------------------
         B.       [/ ]     File Number (If any):

         C.       [/ ]     City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/ ]     Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

112.     A.       [/ ]     Sponsor Name:
                                          -------------------------------------------------------------------------
         B.       [/ ]     File Number (If any):

         C.       [/ ]     City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/ ]     Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

112.     A.       [/ ]     Sponsor Name:
                                          -------------------------------------------------------------------------
         B.       [/ ]     File Number (If any):

         C.       [/ ]     City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/ ]     Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

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113.     A.       [/ ]     Trustee Name:
                                          -------------------------------------------------------------------------
         B.       [/ ]     City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/ ]     Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

113.     A.       [/ ]     Trustee Name:
                                          -------------------------------------------------------------------------
         B.       [/ ]     City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/ ]     Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

114.     A.       [/ ]     Principal Underwriter Name:
                                                        -----------------------------------------------------------
         B.       [/ ]     File Number 8-______

         C.       [/ ]     City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/ ]     Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

114.     A.       [/ ]     Principal Underwriter Name:
                                                        -----------------------------------------------------------
         B.       [/ ]     File Number 8-______

         C.       [/ ]     City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/ ]     Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

115.     A.       [/ ]     Independent Public Accountant Name:
                                                                ---------------------------------------------------
         B.       [/ ]     City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/ ]     Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

115.     A.       [/ ]     Independent Public Accountant Name:
                                                                ---------------------------------------------------
         B.       [/ ]     City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/ ]     Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

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116.     Family of investment companies information:

         A.       [/ ]     Is Registrant part of a family of investment companies?  (Y/N)  _______             ____
                                                                                                               Y/N

         B.       [/ ]     Identify the family in 10 letters:  ____________________________________
                           (Note:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.     A.       [/ ]     Is Registrant a separate account of an insurance company?  (Y/N)  _______           ____
                                                                                                               Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

         B.       [/ ]     Variable annuity contracts?  (Y/N)  _______                                         ____
                                                                                                               Y/N

         C.       [/ ]     Scheduled premium variable life contracts?  (Y/N)  _______                          ____
                                                                                                               Y/N

         D.       [/ ]     Flexible premium variable life contracts?  (Y/N)  _______                           ____
                                                                                                               Y/N

         E.       [/ ]     Other types of insurance products registered under the Securities Act of
                           1933?  (Y/N)  _______                                                               ____
                                                                                                               Y/N

118.     [/ ]     State the number of series existing at the end of the period that had securities registered
                  under the Securities Act of 1933  ______________________________                             ____

119.     [/ ]     State the number of new series for which registration statements under the Securities Act of
                  1933 became effective during the period  _________________________                           ____

120.     [/ ]     State the total value of the portfolio securities on the date of deposit for the new series
                  included in item 119 ($000's omitted)  ___________________________                         $ ____

121.     [/ ]     State the number of series for which a current prospectus was in existence at the end
                  of the period  __________________________________________                                    ____

122.     [/ ]     State the number of existing series for which additional units were registered under the
                  Securities Act of 1933 during the current period  _____________________                      ____


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123.  [/ ]  State the total value of the additional units considered in answering item 122
            ($000's omitted)  _____________________________________________                                       $ ________

124.  [/ ]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be
            measured on the date they were placed in the subsequent series) ($000's omitted)____________          $ ________

125.  [/ ]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
            units of all series of Registrant ($000's omitted)   ___________________________________              $ ________

126.        Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
            ($000's omitted)  ______                                                                              $ ________

127.        List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                        Number of       Total Assets        Total Income
                                                                         Series            ($000's          Distributions
                                                                        Investing         omitted)         ($000's omitted)
                                                                        ---------         --------        -----------------

A.    U.S. Treasury direct issue                                        ________         $ ________          $ ________

B.    U.S. Government agency                                            ________         $ ________          $ ________

C.    State and municipal tax-free                                      ________         $ ________          $ ________

D.    Public utility debt                                               ________         $ ________          $ ________

E.    Brokers or dealers debt or debt of brokers' or dealers' parent    ________         $ ________          $ ________

F.    All other corporate intermed. & long-term debt                    ________         $ ________          $ ________

G.    All other corporate short-term debt                               ________         $ ________          $ ________

H.    Equity securities of brokers or dealers or parents of brokers     ________         $ ________          $ ________
      or dealers

I.    Investment company equity securities                                               $ 157,315           $
                                                                        --------          ---------            ---------

J.    All other equity securities                                       ________         $ ________          $ ________

K.    Other securities                                                  ________         $ ________          $ ________

L.    Total assets of all series of registrant                          ________         $ ________          $ ________


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128.  [/ ]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed
            by an entity other than the issuer?  (Y/N)  _______                                                ____

            [If answer is "N" (No), go to item 131.]                                                            Y/N

129.  [/ ]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment
            of principal or interest at the end of the current period? (Y/N)  _______                          ____

            [If answer is "N" (No), go to item 131.]                                                            Y/N

130.  [/ ]  In computations of NAV or offering price per unit, is any part of the value attributed
            to instruments identified in item 129 derived from insurance or guarantees? (Y/N)  _______         ____
                                                                                                                Y/N

131.        Total expenses incurred by all series of Registrant during the current reporting period
            ($000's omitted)  ________________________________________                                         $271

132.        [/ ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

This report is signed on behalf of the Registrant Chicago , State of Illinois .
                                                  -------            ---------
Date: February 27, 2003.

(Name of Registrant, Depositor, or Trustee)

Midland National Life Separate Account C


By:   /s/                                   Witness:   /s/
     -------------------------------                  ---------------------------
      Therese M.  Michels                                 Teresa A. Silvius
      Assistant Vice President                            Compliance Manager

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